AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS

December 31, 2023

(unaudited)

Principal Amount	General Obligation Bonds (5.4%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Bowling Green, Kentucky
$1,605,000	2.000%, 09/01/44 Series 2021A	Aa1/NR/NR	$1,092,235

	Lexington-Fayette Urban County, Kentucky
3,600,000	4.000%, 09/01/29	Aa2/AA/NR	3,617,820

	Louisville/Jefferson County, Kentucky Metro Government
1,000,000	4.000%, 04/01/35 Series 2022A	Aa1/NR/AAA	1,078,260

	Newport, Kentucky
620,000	2.000%, 02/01/38 Series 2021 AGMC Insured	NR/AA/NR	482,093

	Rowan County, Kentucky
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	857,445
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	886,236

	Warren County, Kentucky
695,000	1.750%, 12/01/35 Series 2020	Aa1/NR/NR	564,083
	Total General Obligation Bonds		8,578,172

	Revenue Bonds (92.1%)
	State Agency (25.1%)
	Kentucky Asset & Liability Commission Federal Highway Notes
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,021,460
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,031,840

	Kentucky Rural Water Finance Corp.
255,000	4.500%, 08/01/24 NPFG Insured	Baa2/AA-/NR	255,224
290,000	4.500%, 08/01/27 NPFG Insured	Baa2/AA-/NR	290,313
245,000	4.600%, 08/01/28 NPFG Insured	Baa2/AA-/NR	245,262
315,000	4.625%, 08/01/29 NPFG Insured	Baa2/AA-/NR	315,350
175,000	4.000%, 02/01/28 Series 2012C	NR/AA-/NR	175,133
100,000	4.000%, 02/01/29 Series 2012C	NR/AA-/NR	100,075
120,000	4.000%, 02/01/26 Series 2012F	NR/AA-/NR	120,085
125,000	4.000%, 02/01/27 Series 2012F	NR/AA-/NR	125,095
130,000	4.000%, 02/01/28 Series 2012F	NR/AA-/NR	130,099
140,000	4.000%, 02/01/29 Series 2012F	NR/AA-/NR	140,105
265,000	2.000%, 02/01/35 Series 2020I	NR/AA-/NR	222,608
475,000	2.000%, 02/01/36 Series 2020I	NR/AA-/NR	389,533
280,000	2.000%, 02/01/37 Series 2020I	NR/AA-/NR	219,836
615,000	3.000%, 08/01/31 Series 2021D	NR/AA-/NR	608,192
625,000	3.000%, 08/01/32 Series 2021D	NR/AA-/NR	614,894
580,000	3.000%, 08/01/33 Series 2021D	NR/AA-/NR	569,682

	Kentucky State Office Building COP
2,250,000	4.000%, 04/15/27	A1/NR/NR	2,335,118
1,640,000	5.000%, 06/15/34	A1/NR/NR	1,674,784

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	State Agency (continued)
	Kentucky State Property and Buildings Commission
$625,000	4.000%, 04/01/26 Project 105	A1/A/AA-	$625,569
655,000	4.000%, 04/01/27 Project 105	A1/A/AA-	655,635
3,000,000	5.000%, 08/01/33 Project 108	A1/A/AA-	3,070,770
5,000,000	5.000%, 08/01/32 Project 110	A1/A/AA-	5,126,500
2,040,000	5.000%, 11/01/27 Project 112	A1/A/AA-	2,169,683
1,425,000	5.000%, 11/01/28 Project 112	A1/A/AA-	1,512,780
2,500,000	5.000%, 02/01/31 Project 112	A1/A/AA-	2,597,800
1,400,000	4.000%, 10/01/30 Project 114	A1/A/AA-	1,445,346
1,000,000	5.000%, 04/01/29 Project 115	A1/A/AA-	1,068,370
2,000,000	5.000%, 05/01/30 Project 117	A1/NR/AA-	2,134,360
500,000	5.000%, 05/01/36 Project 117	A1/NR/AA-	530,940
1,015,000	5.000%, 05/01/25 Project 119	A1/A/AA-	1,042,364
1,750,000	4.000%, 11/01/37 Project 122A	A1/NR/AA-	1,779,698
3,000,000	5.000%, 06/01/33 Project 127A	A1/NR/AA-	3,499,290
1,000,000	5.000%, 11/01/34 Project 128A	A1/NR/AA-	1,170,310
	Total State Agency		40,014,103

	Airports (2.7%)
	Louisville, Kentucky Regional Airport Authority
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,333,370
1,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	1,902,068
	Total Airports		4,235,438

	City (1.3%)
	River City Parking Authority of River City, Inc., Kentucky First Mortgage Refunding
780,000	2.000%, 12/01/33 Series 2021A	Aa3/AA-/NR	682,625
800,000	2.000%, 12/01/34 Series 2021A	Aa3/AA-/NR	689,888
810,000	2.000%, 12/01/35 Series 2021A	Aa3/AA-/NR	683,608
	Total City		2,056,121

	City & County (0.5%)
	Louisville & Jefferson County Visitors & Convention Commission (Kentucky International Convention Center Expansion Project)
1,000,000	3.125%, 06/01/41 Series 2016	Aa3/A/NR	878,120

	Excise Tax (1.1%)
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation) Subordinate
1,585,000	5.000%, 09/01/27 Series 2018B	A3/NR/NR	1,696,600

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Healthcare (4.7%)
	City of Ashland, Kentucky, Medical Center (King's Daughter)
$1,000,000	4.000%, 02/01/36 Series 2016A	A3/A-/A	$1,002,670
460,000	5.000%, 02/01/31 Series 2019	A3/A-/A	492,881
450,000	5.000%, 02/01/32 Series 2019	A3/A-/A	481,284
2,600,000	3.000%, 02/01/40 Series 2019 AGMC Insured	A1/AA/A	2,184,130

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
2,500,000	5.000%, 10/01/31 Series A	NR/A/A+	2,600,550

	Warren County, Kentucky, Warren County Community Hospital Corp.
680,000	4.000%, 10/01/29	NR/AA-/NR	680,571
	Total Healthcare		7,442,086

	Higher Education (14.5%)
	Boyle County, Kentucky Educational Facilities Refunding (Centre College)
2,050,000	5.000%, 06/01/28 Series 2017	A3/A/NR	2,179,150
1,000,000	5.000%, 06/01/29 Series 2017	A3/A/NR	1,058,770

	Eastern Kentucky University General Receipts
1,230,000	5.000%, 10/01/30 Series A	A1/NR/NR	1,338,535
870,000	4.500%, 04/01/32 Series A	A1/NR/NR	882,041

	Kentucky Bond Development Corp. Educational Facilities, City of Danville (Centre College)
305,000	4.000%, 06/01/34 Series 2021	A3/A/NR	318,429

	Kentucky Bond Development Corp. Educational Facilities Revenue Refunding, City of Stamping Ground (Transylvania University Project)
645,000	3.000%, 03/01/38 Series 2021A	NR/A-/NR	575,095

	Kentucky Bond Development Corp. Industrial Building Revenue, City of Stamping Ground (Transylvania University Project)
510,000	4.000%, 03/01/33 Series 2019B	NR/A-/NR	522,148
610,000	4.000%, 03/01/34 Series 2019B	NR/A-/NR	623,493

	Kentucky State University COP
300,000	4.000%, 11/01/34 Series 2021 BAMI Insured	NR/AA/NR	323,454
310,000	4.000%, 11/01/36 Series 2021 BAMI Insured	NR/AA/NR	328,030
740,000	4.000%, 11/01/38 Series 2021 BAMI Insured	NR/AA/NR	767,639

	Louisville & Jefferson County, Kentucky Metropolitan Government College Improvement (Bellarmine University Project)
2,270,000	5.000%, 05/01/33	Ba3/NR/NR	2,201,945

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (continued)
	Morehead State University, Kentucky General Receipts
$1,000,000	5.000%, 04/01/29 Series A	A1/NR/NR	$1,025,640
1,000,000	4.000%, 04/01/31 Series A	A1/NR/NR	1,014,890

	Murray State University Project, Kentucky General Receipts
1,850,000	4.500%, 03/01/30 Series A	A1/NR/NR	1,881,006
1,230,000	3.000%, 09/01/35 Series 2022A	A1/NR/NR	1,196,200

	Northern Kentucky University, Kentucky General Receipts
990,000	3.000%, 09/01/40 Series A AGMC Insured	A1/AA/NR	856,469

	University of Kentucky COP
1,000,000	4.000%, 05/01/39 2011 Series 2019A	Aa3/AA/NR	1,017,890

	University of Kentucky, Kentucky General Receipts
2,715,000	3.000%, 04/01/39 Series A	Aa2/AA+/NR	2,472,605

	University of Louisville, Kentucky General Receipts
1,235,000	3.000%, 09/01/32 Series 2021B BAMI Insured	A1/AA/NR	1,214,240
1,275,000	3.000%, 09/01/33 Series 2021B BAMI Insured	A1/AA/NR	1,247,435
	Total Higher Education		23,045,104

	Housing (1.9%)
	Kentucky Housing Corp. Multifamily (Churchill Park)
3,000,000	4.650%, 05/01/25 144A	NR/NR/NR*	2,996,370

	Local Public Property (6.2%)
	Jefferson County, Kentucky Capital Projects
1,605,000	4.375%, 06/01/28 AGMC Insured	A1/NR/AA+	1,607,151
1,050,000	4.375%, 06/01/27 Series A AGMC Insured	A1/NR/AA+	1,051,355

	Kentucky Association of Counties Finance Corp. Financing Program
350,000	4.000%, 02/01/25	NR/AA-/NR	350,210
30,000	4.250%, 02/01/24 Series A	NR/AA-/NR	30,020
345,000	5.000%, 02/01/24 Series B	NR/AA-/NR	345,455
365,000	5.000%, 02/01/25 Series B	NR/AA-/NR	372,399
385,000	5.000%, 02/01/26 Series B	NR/AA-/NR	401,909
380,000	3.000%, 02/01/30 Series C	NR/AA-/NR	375,356
460,000	3.000%, 02/01/32 Series D	NR/AA-/NR	451,642
470,000	3.000%, 02/01/33 Series D	NR/AA-/NR	460,262
1,210,000	3.000%, 02/01/38 Series E	NR/AA-/NR	1,112,426

	Kentucky Bond Corp. Financing Program
575,000	2.000%, 02/01/37 2021 First Series A	NR/AA-/NR	454,676
590,000	2.000%, 02/01/38 2021 First Series A	NR/AA-/NR	446,111
600,000	2.000%, 02/01/39 2021 First Series A	NR/AA-/NR	442,146
1,295,000	4.000%, 02/01/34 2023 First Series A	NR/AA-/NR	1,367,779
730,000	3.000%, 02/01/41 2020 Series F	NR/AA-/NR	634,319
	Total Local Public Property		9,903,216

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School Building (21.4%)
	Adair County, Kentucky School District Finance Corp.
$1,495,000	4.250%, 09/01/36 Series 2023	A1/NR/NR	$1,578,765

	Anderson County, Kentucky School District Finance Corp.
1,015,000	4.125%, 02/01/32 Series 2023	A1/NR/NR	1,078,722

	Beechwood, Kentucky Independent School District Finance Corp.
645,000	4.000%, 08/01/31 Series 2022	A1/NR/NR	674,593

	Bullitt County, Kentucky School District Finance Corp.
970,000	1.875%, 12/01/36 Series 2020	A1/NR/NR	771,567

	Campbellsville, Kentucky Independent School District Finance Corp.
870,000	4.000%, 08/01/36 Series 2023	A1/NR/NR	892,890

	Christian County, Kentucky School District Finance Corp.
2,000,000	4.000%, 10/01/37 Series 2023 AGMC Insured	A1/AA/NR	2,137,320

	Fayette County, Kentucky School District Finance Corp.
3,000,000	5.000%, 08/01/31	Aa3/AA-/NR	3,070,680

	Hopkins County, Kentucky School District Finance Corp.
1,500,000	2.000%, 02/01/39 Series 2021	A1/NR/NR	1,125,180

	Jefferson County, Kentucky School District Finance Corp.
805,000	5.000%, 04/01/28 Series A	Aa3/AA-/NR	824,127
1,075,000	4.500%, 04/01/32 Series A	Aa3/AA-/NR	1,098,940
4,000,000	4.000%, 07/01/26 Series B	Aa3/AA-/NR	4,003,800
1,655,000	4.000%, 11/01/29 Series C	Aa3/AA-/NR	1,656,705

	Johnson County, Kentucky School District Finance Corp.
1,080,000	4.000%, 04/01/32 Series 2023	A1/NR/NR	1,140,761

	Kenton County, Kentucky School District Finance Corp.
2,040,000	3.000%, 02/01/31 Series 2022	A1/NR/NR	2,022,925
1,080,000	4.000%, 08/01/37 Series 2023A	A1/NR/NR	1,113,944

	Lewis County, Kentucky School District Finance Corp.
1,600,000	2.000%, 02/01/39 Series 2021	A1/NR/NR	1,160,192

	Logan County, Kentucky School District Finance Corp., Energy Conservation Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	A1/NR/NR	587,955
615,000	4.000%, 04/01/34 Series 2016	A1/NR/NR	628,235

	Pulaski County, Kentucky School District Finance Corp. School Building
1,510,000	4.125%, 06/01/34 Series 2023	A1/NR/NR	1,585,742

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School Building (continued)
	Scott County, Kentucky School District Finance Corp. School Building
$1,000,000	4.000%, 02/01/32	Aa3/NR/NR	$1,069,000

	Shelby County, Kentucky School District Finance Corp. School Building
3,200,000	4.000%, 02/01/28	A1/NR/NR	3,303,776
2,440,000	4.000%, 02/01/29	A1/NR/NR	2,523,131
	Total School Building		34,048,950

	Student Loan (2.5%)
	Kentucky Higher Education Student Loan
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/AAA/A	402,428
600,000	5.000%, 06/01/26 Senior Series A AMT	NR/A/A	621,744
270,000	4.000%, 06/01/34 Senior Series A AMT	NR/A/A	271,350
750,000	5.000%, 06/01/28 Senior Series 2019A-1 AMT	NR/A/A	793,448
1,000,000	5.000%, 06/01/28 Senior Series 2021A-1 AMT	NR/A/A	1,057,930
350,000	5.000%, 06/01/31 Senior Series 2021A-1 AMT	NR/A/A	380,160
500,000	4.000%, 06/01/37 Senior Series 2023A-1 AMT	NR/A/NR	500,165
	Total Student Loan		4,027,225

	Turnpike/Highway (6.3%)
	Kentucky State Turnpike Authority
4,030,000	5.000%, 07/01/30 Series A	Aa3/A/AA-	4,140,664
1,715,000	5.000%, 07/01/31 Series B	Aa3/A/NR	1,802,105
2,925,000	5.000%, 07/01/33 Series B	Aa3/A/NR	3,071,396
900,000	5.000%, 07/01/28 Series 2022B	Aa3/NR/NR	992,520
	Total Turnpike/Highway		10,006,685

	Utilities (3.9%)
	Boone County, Kentucky Pollution Control
1,000,000	3.700%, 08/01/27 Series 2008A	Baa1/BBB+/NR	997,250

	Carroll County, Kentucky Environmental Facilities
2,000,000	3.375%, 02/01/26 Series 2018A AMT	A1/A/NR	1,967,640

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	1,945,805

	Murray, Kentucky Electric Plant Board
1,380,000	3.000%, 12/01/35 Series 2021 AGMC Insured	A1/AA/NR	1,315,940
	Total Utilities		6,226,635
	Total Revenue Bonds		146,576,653
	Total Municipal Bonds (cost $159,642,366)		155,154,825

Shares	Short-Term Investment (1.2%)	Ratings Moody's, S&P and Fitch	Value	(a)
1,904,961	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.25%** (cost $1,904,961)	Aaa-mf/AAAm/NR	$1,904,961

	Total Investments (cost $161,547,327-note b)	98.7%	157,059,786
	Other assets less liabilities	1.3	2,014,950
	Net Assets	100.0%	$159,074,736

	Portfolio Distribution By Quality Rating	Percent of Investments†
	AAA of S&P or Fitch	1.0%
	Aa of Moody's or AA of S&P or Fitch	61.0
	A of Moody's or S&P or Fitch	34.1
	Baa of Moody's or BBB of S&P	0.6
	Ba3 of Moody's	1.4
	Not Rated*	1.9
		100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.
Note: 144A – Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to a value of $2,996,370 or 1.9% of net assets.

See accompanying notes to financial statements.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2023, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $161,547,327 amounted to of $4,487,541, which consisted of aggregate gross unrealized appreciation of $1,046,080 and aggregate gross unrealized depreciation of $5,533,621.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2023:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices - Short-Term Investment	$1,904,961
Level 2 – Other Significant Observable Inputs - Municipal Bonds	155,154,825
Level 3 – Significant Unobservable Inputs	—
Total	$157,059,786

+ See schedule of investments for a detailed listing of securities.